4. ACCOUNTING STANDARDS AND AMENDMENTS ISSUED BUT NOT YET ADOPTED	12 Months Ended
Jan. 31, 2018
Notes
4. ACCOUNTING STANDARDS AND AMENDMENTS ISSUED BUT NOT YET ADOPTED

4.         ACCOUNTING STANDARDS AND AMENDMENTS ISSUED BUT NOT YET ADOPTED

Certain pronouncements were issued by the IASB or the International Financial Reporting Interpretations Committee (“IFRIC”) that are mandatory for accounting periods after January 31, 2019.  Pronouncements that are not applicable or do not have a significant impact to the Company have been excluded from the discussion below.

            (a)      IFRS 2 - Share Based Payments

In June 2016, the IASB issued amendments to IFRS 2, clarifying how to account for certain types of share-based payment transactions, including the accounting for the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, accounting for share-based payment transactions with a net settlement feature for withholding tax obligations, and accounting for modifications to the terms and conditions of a share-based payment that changes the classification of the share-based payment transaction from cash-settled to equity-settled.  The IFRS 2 amendments are effective for annual periods beginning on or after January 1, 2018.  The implementation of amendments to IFRS 2 is not expected to have an impact to the Company’s January 31, 2019 financial statements.

            (b)      IFRS 9 - Financial Instruments

IFRS 9 was issued by the IASB in November 2009 with additions in October 2010 and May 2013 and will replace IAS 39 Financial Instruments: Recognition and Measurement (“IAS 39”).  IFRS 9 uses a single approach to determine whether a financial asset is measured at amortized cost or fair value, replacing the multiple rules in IAS 39.  The approach in IFRS 9 is based on how an entity manages it financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets.  Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward unchanged to IFRS 9, except that an entity choosing to measure a financial liability at fair value will present the portion of any change in its fair value due to changes in the entity’s own credit risk in other comprehensive income, rather than within profit or loss.  The new standard also requires a single impairment method to be used, replacing the multiple impairment methods in IAS 39.  IFRS 9 is effective for annual periods beginning on or after January 1, 2018.  Early adoption is permitted.  The implementation of amendments to IFRS 9 is not expected to have an impact to the Company’s January 31, 2019 financial statements.

            (c)       IFRS 16 – Leases

In January 2016, the IASB issued IFRS 16, replacing IAS 17, “Leases”.  IFRS 16 provides a single lessee accounting model and requires the lessee to recognize assets and liabilities for all leases on its balance sheet providing the reader with greater transparency of an entity’s lease obligations.  IFRS 16 is effective for annual periods beginning on or after January 1, 2019 with early adoption provided.  The Company has not evaluated the impact of this standard.